Subsequent Events	12 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent Events.

In May 2014, we announced a plan to separate our transportation and real estate businesses through a tax-free spin-off of the transportation group. In order to facilitate the spin-off, we completed an internal corporate reorganization in December 2014 in which your shares of Patriot common stock were converted into an equal number of shares of common stock of our newly publicly traded holding company, FRP Holdings, Inc. For more information on the spin-off, see Item 1 “Business” of our Annual Report on Form 10-K.